Convertible Notes Payable	9 Months Ended
May 31, 2022
Convertible Notes Payable
Convertible Notes Payable

Note 11 – Convertible Notes Payable

Novo Integrated

On December 14, 2021, Novo Integrated issued two convertible notes payable for a total of $16,666,666 (the “$16.66m+ convertible notes”) with each note having a face amount of $8,333,333. The $16.66m+ convertible notes accrue interest at 5% per annum and are due on June 14, 2023. The $16.66m+ convertible notes are secured by all assets of the Company. The $16.66m+ convertible notes are convertible at the option of the note holders to convert into shares of the Company’s common stock at $2.00 per share.

In connection with the $16.66m+ convertible notes, the Company issued the note holders warrants to purchase a total of 5,833,334 shares of the Company’s common stock at a price of $2.00 per share. The warrants expire on December 14, 2025. The Company first determined the value of the $16.66m+ convertible notes and the fair value of the detachable warrants issued in connection with this transaction. The estimated value of the warrants of $7,680,156 was determined using the Black-Scholes option pricing model with the following assumptions:

●	Expected life of 4.0 years;
●	Volatility of 275%;
●	Dividend yield of 0%; and
●	Risk free interest rate of 1.23%

The face amount of the $16.66m+ convertible notes of $16,666,666 was proportionately allocated to the $16.66m+ convertible notes and the warrants in the amount of $11,409,200 and $5,257,466, respectively. The amount allocated to the warrants of $5,257,466 was recorded as a discount to the convertible note and as additional paid in capital. The $16.66m+ convertible notes contained an original issue discount totaling $1,666,666 and the Company also incurred $1,140,000 in loan fees in connection with the $16.66m+ convertible notes. The combined total discount is $8,064,132 and will be amortized over the life of the $16.66m+ convertible notes. During the nine months ended May 31, 2022, the Company amortized $2,893,927 of the debt discount and as May 31, 2022, the unamortized debt discount was $5,170,205.

During the three months ended May 31, 2022, an aggregate of $1,244,444 in principal and an aggregate of $3,405 in accrued interest were converted into 623,929 shares of common stock issued to the $16.66m+ convertible note holders.

Terragenx

On November 17, 2021, Terragenx, a 91% owned subsidiary of the Company, issued two convertible notes payable for a total of $1,875,000 (the “$1.875m convertible notes”) with each note having a face amount of $937,500. The $1.875m convertible notes accrue interest at 1% per annum and were due on May 17, 2022. (See Note 18). The $1.875m convertible notes are secured by all assets of the Company. The $1.875m convertible notes are convertible at the option of the note holders to convert into shares of the Company’s common stock at $3.35 per share.

In connection with the $1.875m convertible notes, the Company issued the note holders warrants to purchase a total of 223,880 shares of the Company’s common stock at a price of $3.35 per share. The warrants expire on November 17, 2024. The Company first determined the value of the $1.875m convertible notes and the fair value of the detachable warrants issued in connection with this transaction. The estimated value of the warrants of $351,240 and was determined using the Black-Scholes option pricing model with the following assumptions:

●	Expected life of 3.0 years;
●	Volatility of 300%;
●	Dividend yield of 0%; and
●	Risk free interest rate of 0.85%

The face amount of the $1.875m convertible notes of $1,875,000 was proportionately allocated to the $1.875m convertible notes and the warrants in the amount of $1,579,176 and $295,824, respectively. The amount allocated to the warrants of $295,824 was recorded as a discount to the $1.875m convertible notes and as additional paid in capital. The $1.875m convertible notes contained an original issue discount totaling $375,000 and the Company also incurred $90,000 in loan fees in connection with these $1.875m convertible notes. The combined total discount is $760,824 and will be amortized over the life of the $1.875m convertible notes. During the nine months ended May 31, 2022, the Company amortized $760,824 of the debt discount and as May 31, 2022, the unamortized debt discount was $0.